Commitments and Contingencies - Additional Information - Daewoo Shipbuilding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 m3 Vessel	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Payments made to commitments	$ 237,647,000	$ 97,207,000
Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	8
Volume of vessels	173,400
Cost of construction	1,700,000,000
Payments made to commitments	237,600,000
Remaining payments required to be made under newbuilding contracts in 2015	153,000,000
Remaining payments required to be made under newbuilding contracts in 2016	350,600,000
Remaining payments required to be made under newbuilding contracts in 2017	578,500,000
Remaining payments required to be made under newbuilding contracts in 2018	$ 363,300,000
Shell [Member] | Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	5
Shell [Member] | Minimum [Member] | Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor	6 years
Shell [Member] | Maximum [Member] | Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor	8 years
Cheniere [Member] | Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2
Operating lease arrangement period, lessor	5 years
Unfixed Vessel [Member] | Daewoo Shipbuilding [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1